Dreyfus New York AMT-Free Municipal Bond Fund (the "Registrant")

Incorporated herein by reference is a revised version of the Registrant's prospectus dated April 1, 2014, As Revised November 20, 2014 filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 20, 2014 (SEC Accession No. 0000797920-14-000017).